DERIVATIVE FINANCIAL INSTRUMENTS - Foreign Exchange Contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 27,617	$ 24,441
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	12,591	5,518
Australian dollars | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 963	$ 305
Average exchange rate	1,400,000	1,480,000
Brazilian real | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 473	$ 163
Average exchange rate	5,730,000	5,190,000
British pounds | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,129	$ 1,060
Average exchange rate	750,000	740,000
Canadian dollars | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 2,916	$ 1,548
Average exchange rate	1,260,000	1,310,000
Chinese yuan | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0	$ 8
Average exchange rate	0	6,540,000
Euros | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 3,847	$ 340
Average exchange rate	870,000	840,000
INR | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 465	$ 180
Average exchange rate	78,300,000	76,720,000
Japanese yen | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 10	$ 8
Average exchange rate	113,760,000	103,460,000
Mexican pesos | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0	$ 13
Average exchange rate	0	19,980,000
Norwegian krone | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 432	$ 48
Average exchange rate	9,370,000	9,680,000
South Africa rand | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0	$ 2
Average exchange rate	0	14,730,000
Swedish krona | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,475	$ 1,647
Average exchange rate	9,080,000.00	8,580,000
Swiss franc | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 3	$ 36
Average exchange rate	910,000	880,000
Colombian peso | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 37	$ 48
Average exchange rate	4,063,350,000	3,428,450,000
South Korean won | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 87	$ 67
Average exchange rate	1,189,880,000	1,086,510,000
Other | Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 754	$ 45